CERTIFICATION OF
                  STRONG EQUITY FUNDS, INC.
             on behalf of the following series:
                    Strong Index 500 Fund


STRONG EQUITY FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Index 500 Fund's Prospectus and Statement of Additional Information each dated May 1, 1997 as supplemented November 30, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 15 (File No. 33-70764; 811-8100), which was filed with the Securities and Exchange Commission on November 26, 1997 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.    The form of Strong Index 500 Fund's Prospectus and
Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective
Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.

                    STRONG EQUITY FUNDS, INC.

                             /s/ John S. Weitzer
                             -------------------
                    By:       John S. Weitzer
                    Title:    Vice President


Dated: December 2, 1997